Noncontrolling Interests - Schedule of Noncontrolling Interests (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Noncontrolling Interest [Abstract]
Beginning balance	¥ 2,389
Noncontrolling interest arise from acquisition			¥ 2,976
Loss attributed to noncontrolling interest shareholders	(3,726)	$ (542)	(587)
Ending balance	¥ (1,337)	$ (194)	¥ 2,389